Inventories (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventories (Textual)
Recognized as a expense/(reversal) for inventories	$ 353,000	$ 45,000
Cost of inventories	$ 65,575,000	$ 77,496,000